Operating Revenue (Tables)	12 Months Ended
Dec. 31, 2020
Operating Revenue
Schedule of operating revenue from significant customers (constituting more than 10% of total revenue)

Charterer	2020	2019	2018
CMA CGM	36%	36%	35%
HMM Korea	24%	24%	24%
YML	8%	13%	16%